UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Strategy Aggressive Growth Allocation Fund

May 31, 2013

Shares	Description (1), (6)	Value
	COMMODITY FUNDS – 4.9%

	Non-Affiliated Commodity Funds – 4.9%

95,657	iShares® S&P GSCI® Commodity-Indexed Trust, (2)	$2,947,192

78,932	PowerShares DB Commodity Index Tracking Fund, (2)	2,041,182
	Total Commodity Funds (cost $5,597,526)	4,988,374
	EQUITY FUNDS – 83.9%

	Affiliated Equity Funds – 83.9%

695,076	Nuveen Dividend Value Fund (Class R6)	11,579,969

145,526	Nuveen International Growth Fund (formerly Nuveen Santa Barbara International Growth Fund) (Class I)	4,940,609

1,744,685	Nuveen International Select Fund (Class I)	17,063,022

120,059	Nuveen Large Cap Growth Opportunities Fund (Class R6), (2)	4,799,952

217,752	Nuveen Large Cap Select Fund (Class I)	3,479,674

24,746	Nuveen Mid Cap Growth Opportunities Fund (Class R6), (2)	1,221,198

54,982	Nuveen Mid Cap Value Fund (Class I)	1,536,743

208,977	Nuveen NWQ Large-Cap Value Fund (Class I)	4,300,741

318,937	Nuveen Quantitative Enhanced Core Equity Fund (Class I)	7,963,852

47,245	Nuveen Real Asset Income Fund (Class I)	1,110,256

168,417	Nuveen Real Estate Securities Fund (Class R6), (2)	3,823,063

206,790	Nuveen Santa Barbara Dividend Growth Fund (Class R6), (2)	6,199,553

4,521	Nuveen Small Cap Growth Opportunities Fund (Class I)	118,535

11,325	Nuveen Small Cap Select Fund (Class I)	166,699

11,262	Nuveen Small Cap Value Fund (Class I)	177,595

57,090	Nuveen Symphony International Equity Fund (Class I)	957,396

59,944	Nuveen Symphony Large-Cap Growth Fund (Class I)	1,622,072

608,198	Nuveen Tactical Market Opportunities Fund (Class I)	6,763,165

177,829	Nuveen Tradewinds International Value Fund (Class I)	3,942,476

109,090	Nuveen Winslow Large-Cap Growth Fund (Class R6), (2)	4,209,770
	Total Equity Funds (cost $81,798,502)	85,976,340
	FIXED INCOME FUNDS – 9.7%

	Affiliated Fixed Income Funds – 9.7%

149,050	Nuveen Core Bond Fund (formerly Nuveen Intermediate Term Bond Fund) (Class I)	1,541,176

54,143	Nuveen Core Plus Bond Fund (Class I)	637,264

181,239	Nuveen High Income Bond Fund (Class I)	1,692,772

150,383	Nuveen High Yield Municipal Bond Fund (Class I)	2,582,071

71	Nuveen Inflation Protected Securities Fund (Class I)	821

60,374	Nuveen Preferred Securities Fund (Class I)	1,084,928

62,173	Nuveen Short Term Bond Fund (Class I)	624,842

61,512	Nuveen Strategic Income Fund (Class I)	702,462

50,511	Nuveen Symphony Credit Opportunities Fund (Class I)	1,143,057
	Total Fixed Income Funds (cost $9,522,068)	10,009,393

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Strategy Aggressive Growth Allocation Fund (continued)

May 31, 2013

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Funds – 0.7%

747,034	First American Treasury Obligations Fund, Class Z	0.000% (4)	N/A	N/A	$747,034
	U.S. Government and Agency Obligations – 1.0%

$1,000	U.S. Treasury Bills, (5)	0.275%	8/22/13	Aaa	999,933
	Total Short-Term Investments (cost $1,746,743)				1,746,967
	Total Investments (cost $98,664,839) – 100.2%				102,721,074
	Other Assets Less Liabilities – (0.2)%				(229,159)
	Net Assets – 100%				$102,491,915

Investments in Derivatives as of May 31, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional* Amount at Value	Unrealized Appreciation (Depreciation)
Nikkei 225	Long	63	6/13	$4,073,847	$167,627
S&P 500® Index	Long	26	6/13	10,077,054	511,446
S&P MidCap 400® E-Mini	Long	24	6/13	2,710,684	129,476
Russell 2000® E-Mini	Short	(5)	6/13	(468,902)	(22,649)
U.S. 2-Year Treasury Note	Short	(23)	9/13	(5,064,256)	1,021
					$786,921
*	Total Notional Value of Long and Short positions were $16,861,585 and $(5,533,158), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Commodity Funds	$4,988,374	$—	$—	$4,988,374
Equity Funds	85,976,340	—	—	85,976,340
Fixed Income Funds	10,009,393	—	—	10,009,393
Short-Term Investments:
Money Market Funds	747,034	—	—	747,034
U.S. Government and Agency Obligations	—	999,933	—	999,933
Derivatives:
Futures Contracts*	786,921	—	—	786,921
Total	$102,508,062	$999,933	$—	$103,507,995
*	Represents net unrealized appreciation (depreciation).

2	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis reatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2013, the cost of investments (excluding investments in derivatives) was $99,658,516.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2013, were as follows:

Gross unrealized:
Appreciation	$5,805,537
Depreciation	(2,742,979)
Net unrealized appreciation (depreciation) of investments	$3,062,558

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.
(6)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.
N/A	Not Applicable.

See accompanying notes to financial statements.

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Strategy Growth Allocation Fund

May 31, 2013

Shares	Description (1), (6)	Value
	COMMODITY FUNDS – 3.8%

	Non-Affiliated Commodity Funds – 3.8%

153,310	iShares® S&P GSCI® Commodity-Indexed Trust, (2)	$4,723,481

57,529	PowerShares DB Commodity Index Tracking Fund, (2)	1,487,700
	Total Commodity Funds (cost $7,250,499)	6,211,181
	EQUITY FUNDS – 75.4%

	Affiliated Equity Funds – 75.4%

914,155	Nuveen Dividend Value Fund (Class R6)	15,229,824

159,306	Nuveen Global Infrastructure Fund (Class I)	1,629,704

163,609	Nuveen International Growth Fund (formerly Nuveen Santa Barbara International Growth Fund) (Class I)	5,554,535

2,177,907	Nuveen International Select Fund (Class I)	21,299,929

156,213	Nuveen Large Cap Growth Opportunities Fund (Class R6), (2)	6,245,401

256,642	Nuveen Large Cap Select Fund (Class I)	4,101,132

49,736	Nuveen Mid Cap Growth Opportunities Fund (Class R6), (2)	2,454,486

104,492	Nuveen Mid Cap Value Fund (Class I)	2,920,555

272,197	Nuveen NWQ Large-Cap Value Fund (Class I)	5,601,804

429,350	Nuveen Quantitative Enhanced Core Equity Fund (Class I)	10,720,866

74,095	Nuveen Real Asset Income Fund (Class I)	1,741,235

279,031	Nuveen Real Estate Securities Fund (Class R6), (2)	6,334,009

281,341	Nuveen Santa Barbara Dividend Growth Fund (Class R6), (2)	8,434,614

13,952	Nuveen Small Cap Growth Opportunities Fund (Class I)	365,813

54,097	Nuveen Small Cap Select Fund (Class I)	796,305

20,210	Nuveen Small Cap Value Fund (Class I)	318,715

92,218	Nuveen Symphony International Equity Fund (Class I)	1,546,495

76,892	Nuveen Symphony Large-Cap Growth Fund (Class I)	2,080,687

1,297,730	Nuveen Tactical Market Opportunities Fund (Class I)	14,430,757

216,864	Nuveen Tradewinds International Value Fund (Class I)	4,807,878

143,216	Nuveen Winslow Large-Cap Growth Fund (Class R6), (2)	5,526,714
	Total Equity Funds (cost $112,737,069)	122,141,458
	FIXED INCOME FUNDS – 19.0%

	Affiliated Fixed Income Funds – 19.0%

61,358	Nuveen All-American Municipal Bond Fund (Class I)	711,140

587,632	Nuveen Core Bond Fund (formerly Nuveen Intermediate Term Bond Fund) (Class I)	6,076,111

416,236	Nuveen Core Plus Bond Fund (Class I)	4,899,103

396,154	Nuveen High Income Bond Fund (Class I)	3,700,081

369,098	Nuveen High Yield Municipal Bond Fund (Class I)	6,337,416

62	Nuveen Inflation Protected Securities Fund (Class I)	713

123,629	Nuveen Preferred Securities Fund (Class I)	2,221,620

250,910	Nuveen Short Term Bond Fund (Class I)	2,521,646

158,080	Nuveen Strategic Income Fund (Class I)	1,805,277

112,436	Nuveen Symphony Credit Opportunities Fund (Class I)	2,544,435
	Total Fixed Income Funds (cost $29,430,922)	30,817,542

4	Nuveen Investments

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.1%

	Money Market Funds – 1.3%

2,160,092	First American Treasury Obligations Fund, Class Z	0.000% (4)	N/A	N/A	$2,160,092
	U.S. Government and Agency Obligations – 0.8%

$1,300	U.S. Treasury Bills, (5)	0.275%	8/22/13	Aaa	1,299,913
	Total Short-Term Investments (cost $3,459,750)				3,460,005
	Total Investments (cost $152,878,240) – 100.3%				162,630,186
	Other Assets Less Liabilities – (0.3)%				(542,937)
	Net Assets – 100%				$162,087,249

Investments in Derivatives as of May 31, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional* Amount at Value	Unrealized Appreciation (Depreciation)
Nikkei 225	Long	73	6/13	$4,550,287	$364,437
S&P 500® Index	Long	37	6/13	14,340,423	727,826
S&P MidCap 400® E-Mini	Long	17	6/13	1,920,068	91,712
Russell 2000® E-Mini	Short	(24)	6/13	(2,250,727)	(108,713)
U.S. 2-Year Treasury Note	Short	(30)	9/13	(6,605,552)	1,332
					$1,076,594
*	Total Notional Value of Long and Short positions were $20,810,778 and $(8,856,279), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Commodity Funds	$6,211,181	$—	$—	$6,211,181
Equity Funds	122,141,458	—	—	122,141,458
Fixed Income Funds	30,817,542	—	—	30,817,542
Short-Term Investments:
Money Market Funds	2,160,092	—	—	2,160,092
U.S. Government and Agency Obligations	—	1,299,913	—	1,299,913
Derivatives:
Futures Contracts*	1,076,594	—	—	1,076,594
Total	$162,406,867	$1,299,913	$—	$163,706,780
*	Represents net unrealized appreciation (depreciation).

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Strategy Growth Allocation Fund (continued)

May 31, 2013

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis reatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2013, the cost of investments (excluding investments in derivatives) was $154,515,995.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2013, were as follows:

Gross unrealized:
Appreciation	$12,089,083
Depreciation	(3,974,892)
Net unrealized appreciation (depreciation) of investments	$8,114,191

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.
(6)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.
N/A	Not Applicable.

See accompanying notes to financial statements.

6	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Strategy Balanced Allocation Fund

May 31, 2013

Shares	Description (1), (6)	Value
	COMMODITY FUNDS – 2.6%

	Non-Affiliated Commodity Funds – 2.6%

269,258	iShares® S&P GSCI® Commodity-Indexed Trust, (2)	$8,295,839

45,622	PowerShares DB Commodity Index Tracking Fund, (2)	1,179,785
	Total Commodity Funds (cost $9,678,388)	9,475,624
	EQUITY FUNDS – 62.8%

	Affiliated Equity Funds – 62.8%

1,616,719	Nuveen Dividend Value Fund (Class R6)	26,934,532

357,464	Nuveen Global Infrastructure Fund (Class I)	3,656,855

308,977	Nuveen International Growth Fund (formerly Nuveen Santa Barbara International Growth Fund) (Class I)	10,489,765

4,257,519	Nuveen International Select Fund (Class I)	41,638,534

268,454	Nuveen Large Cap Growth Opportunities Fund (Class R6), (2)	10,732,803

388,370	Nuveen Large Cap Select Fund (Class I)	6,206,148

110,692	Nuveen Mid Cap Growth Opportunities Fund (Class R6), (2)	5,462,632

196,181	Nuveen Mid Cap Value Fund (Class I)	5,483,265

446,919	Nuveen NWQ Large-Cap Value Fund (Class I)	9,197,593

681,627	Nuveen Quantitative Enhanced Core Equity Fund (Class I)	17,020,235

162,135	Nuveen Real Asset Income Fund (Class I)	3,810,180

463,779	Nuveen Real Estate Securities Fund (Class R6), (2)	10,527,781

536,909	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	16,096,526

14,712	Nuveen Small Cap Growth Opportunities Fund (Class I)	385,751

106,618	Nuveen Small Cap Select Fund (Class I)	1,569,415

20,210	Nuveen Small Cap Value Fund (Class I)	318,715

134,060	Nuveen Symphony International Equity Fund (Class I)	2,248,187

143,864	Nuveen Symphony Large-Cap Growth Fund (Class I)	3,892,973

3,148,203	Nuveen Tactical Market Opportunities Fund (Class I)	35,008,016

398,933	Nuveen Tradewinds International Value Fund (Class I)	8,844,336

249,899	Nuveen Winslow Large-Cap Growth Fund (Class R6), (2)	9,643,585
	Total Equity Funds (cost $190,814,909)	229,167,827
	FIXED INCOME FUNDS – 33.8%

	Affiliated Fixed Income Funds – 33.8%

316,668	Nuveen All-American Municipal Bond Fund (Class I)	3,670,181

3,027,004	Nuveen Core Bond Fund (formerly Nuveen Intermediate Term Bond Fund) (Class I)	31,299,218

2,511,294	Nuveen Core Plus Bond Fund (Class I)	29,557,932

883,820	Nuveen High Income Bond Fund (Class I)	8,254,875

911,960	Nuveen High Yield Municipal Bond Fund (Class I)	15,658,355

2,667	Nuveen Inflation Protected Securities Fund (Class I)	30,829

198,307	Nuveen Preferred Securities Fund (Class I)	3,563,573

1,458,444	Nuveen Short Term Bond Fund (Class I)	14,657,361

970,769	Nuveen Strategic Income Fund (Class I)	11,086,183

248,505	Nuveen Symphony Credit Opportunities Fund (Class I)	5,623,665
	Total Fixed Income Funds (cost $110,704,990)	123,402,172

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Strategy Balanced Allocation Fund (continued)

May 31, 2013

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.0%

	Money Market Funds – 0.5%

1,779,256	First American Treasury Obligations Fund, Class Z	0.000% (4)	N/A	N/A	$1,779,256
	U.S. Government and Agency Obligations – 0.5%

$2,100	U.S. Treasury Bills, (5)	0.275%	8/22/13	Aaa	2,099,860
	Total Short-Term Investments (cost $3,878,701)				3,879,116
	Total Investments (cost $315,076,988) – 100.2%				365,924,739
	Other Assets Less Liabilities – (0.2)%				(897,128)
	Net Assets – 100%				$365,027,611

Investments in Derivatives as of May 31, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional* Amount at Value	Unrealized Appreciation (Depreciation)
Nikkei 225	Long	115	6/13	$7,168,260	$574,113
S&P 500® Index	Long	64	6/13	24,805,056	1,258,943
S&P MidCap 400® E-Mini	Long	38	6/13	4,291,916	205,003
Russell 2000® E-Mini	Short	(34)	6/13	(3,188,531)	(154,010)
U.S. 2-Year Treasury Note	Short	(50)	9/13	(11,009,252)	2,220
					$1,886,269
*	Total Notional Value of Long and Short positions were $36,265,232 and $(14,197,783), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Commodity Funds	$9,475,624	$—	$—	$9,475,624
Equity Funds	229,167,827	—	—	229,167,827
Fixed Income Funds	123,402,172	—	—	123,402,172
Short-Term Investments:
Money Market Funds	1,779,256	—	—	1,779,256
U.S. Government and Agency Obligations	—	2,099,860	—	2,099,860
Derivatives:
Futures Contracts*	1,886,269	—	—	1,886,269
Total	$365,711,148	$2,099,860	$—	$367,811,008
*	Represents net unrealized appreciation (depreciation).

8	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis reatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2013, the cost of investments (excluding investments in derivatives) was $321,919,756.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2013, were as follows:

Gross unrealized:
Appreciation	$52,684,436
Depreciation	(8,679,453)
Net unrealized appreciation (depreciation) of investments	$44,004,983

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.
(6)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.
N/A	Not Applicable.

See accompanying notes to financial statements.

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Strategy Conservative Allocation Fund

May 31, 2013

Shares	Description (1),(6)				Value
	COMMODITY FUNDS – 0.9%

	Non-Affiliated Commodity Funds – 0.9%

42,301	iShares® S&P GSCI® Commodity-Indexed Trust, (2)				$1,303,294
	Total Commodity Funds (cost $1,716,082)				1,303,294
	EQUITY FUNDS – 40.8%

	Affiliated Equity Funds – 40.8%

403,736	Nuveen Dividend Value Fund (Class R6)				6,726,239

422,496	Nuveen Global Infrastructure Fund (Class I)				4,322,132

62,724	Nuveen International Growth Fund (formerly Nuveen Santa Barbara International Growth Fund) (Class I)				2,129,486

744,679	Nuveen International Select Fund (Class I)				7,282,960

47,044	Nuveen Large Cap Growth Opportunities Fund (Class R6), (2)				1,880,821

67,181	Nuveen Large Cap Select Fund (Class I)				1,073,552

27,298	Nuveen Mid Cap Growth Opportunities Fund (Class R6), (2)				1,347,164

76,796	Nuveen NWQ Large-Cap Value Fund (Class I)				1,580,457

127,369	Nuveen Quantitative Enhanced Core Equity Fund (Class I)				3,180,394

62,670	Nuveen Real Asset Income Fund (Class I)				1,472,743

62,696	Nuveen Real Estate Securities Fund (Class R6), (2)				1,423,202

107,982	Nuveen Santa Barbara Dividend Growth Fund (Class R6)				3,237,310

126,345	Nuveen Small Cap Select Fund (Class I)				1,859,802

42,036	Nuveen Symphony International Equity Fund (Class I)				704,944

25,932	Nuveen Symphony Large-Cap Growth Fund (Class I)				701,722

1,420,669	Nuveen Tactical Market Opportunities Fund (Class I)				15,797,837

77,012	Nuveen Tradewinds International Value Fund (Class I)				1,707,349

43,876	Nuveen Winslow Large-Cap Growth Fund (Class R6), (2)				1,693,184
	Total Equity Funds (cost $53,211,511)				58,121,298
	FIXED INCOME FUNDS – 57.6%

	Affiliated Fixed Income Funds – 57.6%

244,402	Nuveen All-American Municipal Bond Fund (Class I)				2,832,624

2,482,525	Nuveen Core Bond Fund (formerly Nuveen Intermediate Term Bond Fund) (Class I)				25,669,307

1,845,590	Nuveen Core Plus Bond Fund (Class I)				21,722,595

287,419	Nuveen High Income Bond Fund (Class I)				2,684,493

257,106	Nuveen High Yield Municipal Bond Fund (Class I)				4,414,504

158	Nuveen Inflation Protected Securities Fund (Class I)				1,824

55,592	Nuveen Preferred Securities Fund (Class I)				998,993

1,150,789	Nuveen Short Term Bond Fund (Class I)				11,565,425

910,594	Nuveen Strategic Income Fund (Class I)				10,398,985

79,350	Nuveen Symphony Credit Opportunities Fund (Class I)				1,795,700
	Total Fixed Income Funds (cost $80,151,955)				82,084,450

Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.9%

	Money Market Funds – 0.7%

1,066,758	First American Treasury Obligations Fund, Class Z	0.000% (4)	N/A	N/A	$1,066,758

10	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	U.S. Government and Agency Obligations – 0.2%

$300	U.S. Treasury Bills, (5)	0.275%	8/22/13	Aaa	$299,980
	Total Short-Term Investments (cost $1,366,671)				1,366,738
	Total Investments (cost $136,446,219) – 100.2%				142,875,780
	Other Assets Less Liabilities – (0.2)%				(326,792)
	Net Assets – 100%				$142,548,988

Investments in Derivatives as of May 31, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional* Amount at Value	Unrealized Appreciation (Depreciation)
Nikkei 225	Long	22	6/13	$1,371,319	$109,830
S&P 500® Index	Long	2	6/13	775,158	39,342
Russell 2000® E-Mini	Short	(8)	6/13	(750,243)	(36,238)
U.S. 2-Year Treasury Note	Short	(9)	9/13	(1,981,665)	400
					$113,334
*	Total Notional Value of Long and Short positions were $2,146,477 and $(2,731,908), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Commodity Funds	$1,303,294	$—	$—	$1,303,294
Equity Funds	58,121,298	—	—	58,121,298
Fixed Income Funds	82,084,450	—	—	82,084,450
Short-Term Investments:
Money Market Funds	1,066,758	—	—	1,066,758
U.S. Government and Agency Obligations	—	299,980	—	299,980
Derivatives:
Futures Contracts*	113,334	—	—	113,334
Total	$142,689,134	$299,980	$—	$142,989,114
*	Represents net unrealized appreciation (depreciation).

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Strategy Conservative Allocation Fund (continued)

May 31, 2013

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis reatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2013, the cost of investments (excluding investments in derivatives) was $136,654,397.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2013, were as follows:

Gross unrealized:
Appreciation	$7,175,443
Depreciation	(954,060)
Net unrealized appreciation (depreciation) of investments	$6,221,383

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is effective yield as of the end of the reporting period.
(6)	A copy of the most recent financial statements for the underlying funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds in which the Fund invests are also available by calling Nuveen Investments at (800) 257-8787 or on its website at http://www.nuveen.com.
N/A	Not Applicable.

See accompanying notes to financial statements.

12	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2013